Other Income (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Income [Abstract]
Summary of Other Income

	For the year ended March 31
Particulars	2024	2025	2026
Government grant received	356	56	47
Gain on discontinuation of equity accounted investment (refer note 8)	—	—	1,361
Gain on lease modification	12	20	63
Excess provision written back	125	127	89
Net gain on de-recognition of property, plant and equipment	132	61	141
Others	145	53	342
Total	770	317	2,043